Revenue - Disaggregation of Revenue based on Product Categories and Customer Class (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Revenue	$ 2,251,657	$ 1,870,346	$ 1,526,424
Molecular Diagnostics
Disaggregation of Revenue [Line Items]
Revenue	1,143,664	903,976	737,132
Molecular Diagnostics | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	1,027,215	774,234	665,866
Molecular Diagnostics | Instruments
Disaggregation of Revenue [Line Items]
Revenue	116,449	129,742	71,266
Life Sciences
Disaggregation of Revenue [Line Items]
Revenue	1,107,993	966,370	789,292
Life Sciences | Consumables and related
Disaggregation of Revenue [Line Items]
Revenue	959,093	841,201	688,281
Life Sciences | Instruments
Disaggregation of Revenue [Line Items]
Revenue	$ 148,900	$ 125,169	$ 101,011